UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1548

Armstrong Associates, Inc.

(Exact name of registrant as specified in charter)

Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

 (Address of principal executive offices)

C. K. Lawson
Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

 (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

ARMSTRONG ASSOCIATES, INC.
UNAUDITED SCHEDULE OF INVESTMENTS MARCH 31, 2013

Shares	Industry & Issue	Market Value	% of Assets

	AEROSPACE AND DIVERSIFIED INDUSTRIAL
	GOODS

5,000	The Boeing Company	$429,250	2.8%
4,000	Caterpillar, Inc.	$347,880	2.3%
15,000	General Electric Company	$346,800	2.3%
3,000	SPX Corporation	$236,880	1.6%
8,000	United Technologies Corporation	$747,440	4.9%

	BEVERAGES AND FOOD PRODUCTS

4,000	Kraft Foods Company	$206,120	1.4%
7,000	Mondelez International	$214,305	1.4%
12,500	Pepsico, Inc.	$988,875	6.5%

	BUSINESS SERVICES AND PRODUCTS

10,000	Avery Dennison Corporation	$430,700	2.8%
17,696	Iron Mountain, Inc.	$642,542	4.2%

	CONSUMER STAPLES

6,000	Kimberly Clark Corporation	$587,880	3.9%
7,051	Procter & Gamble Company	$543,350	3.6%

	ENERGY RELATED

4,000	Cameron International	$260,800	1.7%
3,000	Chevron Corporation	$356,460	2.3%
11,000	Halliburton Company	$444,510	2.9%

	ENTERTAINMENT SERVICES

8,000	DIRECTV Corporation	$452,720	3.0%

	ENVIRONMENTAL SERVICES

4,500	Stericycle, Inc.	$477,810	3.1%
15,000	Waste Connection, Inc.	$539,700	3.5%
10,000	Waste Management, Inc.	$392,100	2.6%

	FINANCIAL SERVICES

5,000	American Express	$337,300	2.2%
12,000	Western Union Company	$180,480	1.2%

	INDUSTRIAL GASES

5,500	Praxair, Inc.	$613,470	4.0%

	MEDICAL PRODUCTS

8,500	Abbott Laboratories, Inc.	$300,220	2.0%
8,500	AbbVie, Inc.	$346,630	2.3%
15,000	Medtronic, Inc.	$704,400	4.6%

	METALS AND MINING

6,000	Freeport McMoRan	$198,600	1.3%

	RETAIL STORES

8,000	CVS Caremark Corporation	$439,920	2.9%
10,000	Wal-Mart Stores, Inc.	$748,300	4.9%

	TECHNOLOGY RELATED PRODUCTS

5,000	Broadcom Corporation	$173,395	1.1%
11,000	Cisco Systems, Inc.	$229,845	1.5%
12,000	Corning, Inc.	$159,960	1.1%
8,000	EMC Corporation	$191,120	1.3%
12,000	Intel Corporation	$262,020	1.7%

	TRANSPORTATION SERVICES

2,000	United Parcel Services, Inc.	$171,800	1.1%
15,000	Southwest Airlines	$202,200	1.3%

	TOTAL COMMON STOCKS	$13,905,782	91.4%
	(Cost $6,339,064.28)

	OTHER ASSETS AND LIABLITIES -NET	$1,305,978	8.6%

	NET ASSETS	$15,211,760	100.0%

Notes to Portfolio of Investments:

On March 31, 2013, the cost of investment securities for tax purposes was $6,339,064.  Net unrealized appreciation of investment securities for tax purposes was $7,566,718, consisting of unrealized gains of $7,640,019 on securities that had risen in value since their purchase and ($73,301) in unrealized losses on securities that had fallen since their purchase.

Fair Value Measurements

FASB ASC 820-10-35, which has been adopted by the Fund, defines fair value, expands disclosure requirements, and specifies a hierarchy of valuation measurement techniques. The following are the levels of hierarchy and a brief description of the type of valuation information (inputs) used to determine the value of the Fund's investments.

Level 1 - Quoted prices for identical assets in active markets

Level 2 - Significant inputs other than Level 1 that are based on observable market data. These inputs could include, among other things, quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable that are not prices.

Level 3 - Developed from significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

All of the Fund’s investments were classified as Level 1 as of March 31, 2013.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

/s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 17, 2013